As filed with the U.S. Securities and Exchange Commission on September 17, 2020

Securities Act File No. 033-58846

Investment Company Act File No. 811-07538

 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	__

Post-Effective Amendment No. 147	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 146	X

LORD ABBETT SECURITIES TRUST

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 522-2388

John T. Fitzgerald, Esq.

Vice President and Assistant Secretary
90 Hudson Street, Jersey City, New Jersey 07302
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)
__	on (date) pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)(1)
__	on (date) pursuant to paragraph (a)(1)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 __ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey as of the 17th day of September, 2020.

LORD ABBETT SECURITIES TRUST

BY:	/s/ John T. Fitzgerald
John T. Fitzgerald
Vice President and Assistant Secretary

BY:	/s/ Vito A. Fronda
Vito A. Fronda
Principal Accounting Officer, Chief Financial
Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

James L.L. Tullis*	Chairman and Trustee	September 17, 2020
James L.L. Tullis*

Douglas B. Sieg*	President, CEO, and Trustee	September 17, 2020
Douglas B. Sieg

Evelyn E. Guernsey*	Trustee	September 17, 2020
Evelyn E. Guernsey

Julie A. Hill*	Trustee	September 17, 2020
Julie A. Hill

Kathleen M. Lutito*	Trustee	September 17, 2020
Kathleen M. Lutito

James M. McTaggart*	Trustee	September 17, 2020
James M. McTaggart

Charles O. Prince*	Trustee	September 17, 2020
Charles O. Prince

Karla M. Rabusch*	Trustee	September 17, 2020
Karla M. Rabusch

Mark A. Schmid*	Trustee	September 17, 2020
Mark A. Schmid
*BY:

/s/ John T. Fitzgerald

John T. Fitzgerald

Attorney-in-Fact, signed pursuant to power of attorney filed in Post-Effective Amendment No. 37 to Lord Abbett Trust I’s Registration Statement on February 7, 2020, Accession Number 0000930413-20-000226.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase